Platform Development (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Platform development	$25,017	$21,493
Less accumulated amortization	(15,752)	(11,163)
Net platform development	$9,265	$10,330

Platform development costs are summarized as follows:

	As of December 31,
	2022	2021
Platform development	$21,493	$21,997
Less accumulated amortization	(11,163)	(12,698)
Net platform development	$10,330	$9,299

Summary of Platform Development Cost Activity

A summary of platform development activity for the nine months ended September 30, 2023 is as follows:

Platform development beginning of period	$21,493
Payroll-based costs capitalized	2,967
Less dispositions	(164)
Total capitalized costs	24,296
Stock-based compensation	785
Impairments	(64)
Platform development end of period	$25,017

A summary of platform development activity is as follows:

	As of December 31,
	2022	2021
Platform development beginning of year	$21,997	$16,029
Payroll-based costs capitalized	5,179	4,819
Less dispositions	(7,357)	(460)
Total capitalized payroll-based costs	19,819	20,388
Stock-based compensation	1,884	2,045
Impairments	(210)	(436)
Platform development end of year	$21,493	$21,997